Other Long-Term Assets (Tables)	6 Months Ended
Jun. 30, 2012
Other Assets Noncurrent [Abstract]
Summary Investment Holdings [Text Block]
	At June 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Investments in associates - unlisted	5	5
Investments in associates - listed	19	15
Investments in equity accounted joint ventures	803	671
Carrying value of equity method investments	827	691

Investment in marketable equity securities - available for sale	72	82
Investment in marketable debt securities - held to maturity	8	8
Investment in non-marketable assets - held to maturity	2	2
Cost method investment	9	9
Investment in non-marketable debt securities - held to maturity	87	85
Restricted cash	24	23
Other non-current assets	117	101
	1,146	1,001

Available For Sale Securities [Text Block]

Investment in marketable equity securities - available for sale

Available for sale investments in marketable equity securities consists of investments in ordinary shares.

Cost	52	51
Gross unrealized gains	24	34
Gross unrealized losses	(4)	(3)
Fair value (net carrying value)	72	82

	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Other-than-temporary impairments of marketable equity securities – available for sale

First Uranium Corporation (South Africa)	1	-
Village Main Reef Limited (South Africa)	-	2
	1	2

The impairment recognized resulted in a transfer of fair value adjustments previously included in accumulated other comprehensive income to the income statement.

In addition, the Company holds various equities as strategic investments in gold exploration companies. Four of the strategic investments are in an unrealized loss position and the Company has the intent and ability to hold these investments until the losses are recovered.

Gain Loss On Investments [Text Block]

The following tables present the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by length of time that the individual securities have been in a continuous unrealized loss position:

	Less than 12 months	More than 12 months
			Total

	(in US Dollars, millions)

At June 30, 2012

Aggregate fair value of investments with unrealized losses	5	-	5
Aggregate unrealized losses	(2)	(2)	(4)

At December 31, 2011
Aggregate fair value of investments with unrealized losses	8	-	8
Aggregate unrealized losses	(3)	-	(3)